[Wells Fargo Funds Letterhead]
August 17, 2017
Via EDGAR
Securities and Exchange Commission
 100 F Street, NE
 Washington, DC 20549
Re: Wells Fargo Funds Trust
 Registration Nos. 333-74295; 811-09253
Ladies and Gentlemen:
In connection with the registration of Wells Fargo Funds Trust (the "Trust") as an investment company under the Investment Company Act of 1940 (the "1940 Act"), and the issuance of shares by it under the Securities Act of 1933, as amended (the "1933 Act"), we are transmitting herewith for filing, pursuant to Rule 485(a) of the 1933 Act and Regulation S-T, the Trust's Post-Effective Amendment No. 540 to its Registration Statement under the 1933 Act and Amendment No. 541 to its Registration Statement under the 1940 Act on Form N-1A for the purpose of adding the following new series, Wells Fargo International Government Bond Fund.
If you have any questions or require additional information to assist you in your review of this filing, please contact me at 617-210-3682.
Very truly yours,
/s/ Maureen Towle
 Maureen Towle
 Assistant Secretary, Wells Fargo Funds Trust